Income Taxes (Details) - Schedule of income tax (benefit) expense - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Current income tax provision:
Federal	$ 2,481
State and local	3,601	505
Foreign	107	(122)
Total current provision	6,189	383
Deferred income tax provision:
Federal	(6,307)	9
State and local	(895)	(1,707)
Foreign	323	280
Total deferred provision	(6,879)	(1,418)
Total income tax benefit	$ (690)	$ (1,035)